SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Variable Annuity

Polaris Choice II Variable Annuity

Polaris Choice III Variable Annuity

Polaris II Variable Annuity

Polaris Platinum II Variable Annuity

American Pathway II Variable Annuity

PolarisAmerica Variable Annuity

Polaris II Platinum Series Variable Annuity

WM Diversified Strategies Variable Annuity

WM Diversified Strategies III Variable Annuity

Polaris Advisor Variable Annuity

Polaris Protector Variable Annuity

Polaris Preferred Solution Variable Annuity

ICAP II Variable Annuity

Vista Capital Advantage Variable Annuity

Anchor Advisor Variable Annuity

VARIABLE ANNUITY ACCOUNT FIVE

Seasons Select II Variable Annuity

Seasons Variable Annuity

Seasons Select Variable Annuity

Seasons Triple Elite Variable Annuity

Seasons Elite Variable Annuity

Seasons Advisor Variable Annuity

Seasons Advisor II Variable Annuity

Seasons Preferred Solution Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris II A-Class Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

Polaris Plus Variable Annuity

Polaris II Asset Manager Variable Annuity

Effective on May 14, 2021, the principal executive office and home office address of American Home Assurance Company (“American Home”) was changed to 1271 Avenue of the Americas, FL37, New York, NY 10020-1304. All references in the prospectus to the American Home address are hereby replaced accordingly.

Dated: September 14, 2021

Please keep this Supplement with your Prospectus.